RELATED PARTY TRANSACTIONS (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Jan. 01, 1995	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Guarantees provided or received for any related party receivables or payables		Rp 0
Allowance for credit losses of receivables		Rp 188
Collections made by the Company (as a percent)	1.00%
Tiphone
Transactions with related parties
Percentage of ownership		24.00%	24.00%